EVENTS SUBSEQUENTS TO THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENTS TO THE REPORTING PERIOD
Note 26: -	EVENTS SUBSEQUENTS TO THE REPORTING PERIOD

a.	On February 4, 2019 a wholly owned subsidiary of the Company named Kamada Ireland limited was established in Ireland.

b.	As for the 3rd amendment of distribution agreement with Tuteur, refer to Note 25e.